Note 6. Convertible Note Receivable	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Note 6. Convertible Note Receivable

NOTE 6.   CONVERTIBLE NOTE RECEIVABLE

On September 13, 2016, the Company purchased an unsecured convertible note receivable from Breezeway Homes, Inc. ("Breezeway") for the principal sum of $100,000.  The note bears interest at three percent (3%) per annum.  Principal and accrued interest are payable on demand at the earlier of December 31, 2018 or the closing of Breezeway's next equity financing.  The conversion provisions will be determined by the amount, date and timing of Breezeway's next equity financing.